Summary of Significant Accounting Policies - Consolidation and Property and Equipment - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment, Net [Line Items]
Property Plant And Equipment Depreciation Methods	straight-line method
Immaterial impairment of long-lived assets	There was an immaterial impairment of long-lived assets in fiscal years 2025, 2024 and 2023.	There was an immaterial impairment of long-lived assets in fiscal years 2025, 2024 and 2023.	There was an immaterial impairment of long-lived assets in fiscal years 2025, 2024 and 2023.
Minimum [Member] | Building and Building Improvements [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	5 years
Minimum [Member] | Computer, Equipment And Software [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	4 years
Maximum [Member] | Building and Building Improvements [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	30 years
Maximum [Member] | Furniture and Fixtures [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	10 years
Maximum [Member] | Computer, Equipment And Software [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	10 years